UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: _____

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

 /s/  John Grizzetti                      New York, New York     May 15, 2009
 ---------------------------------------  ------------------   -----------------
/s/ by  John Grizzetti  with Express        [City, State]           [Date]
       ---------------  Permission


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              12
                                            --------------------

Form 13F Information Table Value Total:           $702,049 (thousands)
                                            ---------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3    Column 4           Column 5        Column 6    Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                VALUE        SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER             CLASS      CUSIP     (X$1000)      PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
BOSTON SCIENTIFIC CORP.          COM     101137107    68,689    8,640,166    SH            Sole               8,640,166
CF INDUSTRIES HOLDINGS, INC.     COM     125269100    34,085      479,200    SH            Sole                 479,200
DELTA AIR LINES, INC.            COM     247361702       194       34,495    SH            Sole                  34,495
GOLDEN ENTERPRISES INC.          COM     381010107     1,260      556,417    SH            Sole                 556,417
HUBBELL INCORPORATED             CL A    443510102     9,171      357,537    SH            Sole                 357,537
INTERNET CAPITAL GROUP INC     COM NEW   46059C205     8,761    2,174,027    SH            Sole               2,174,027
                              GOLD MINER
MARKET VECTORS ETF TRUST         ETF     57060U100    49,419    1,340,000    SH            Sole               1,340,000
ROHM & HAAS CO                   COM     775371107   166,436    2,107,583    SH            Sole               2,107,583
SPDR GOLD TRUST                GOLD SHS  78463V107   130,906    1,450,000    SH            Sole               1,450,000
                                 UNIT
SP ACQUISITION HOLDINGS INC.  99/99/9999 78470A203    15,120    1,600,000    SH            Sole               1,600,000
WYETH                            COM     983024100   165,058    3,835,000    SH            Sole               3,835,000
COVIDIEN LTD.                    COM     G2552X108    52,950    1,592,951    SH            Sole               1,592,951